SHAREHOLDERS' EQUITY (Schedule of Preferred Shares Issued and Outstanding) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Amount	$ 7,019.6	$ 4,573.4
Fair value adjustment on WGL Acquisition (note 3)	$ 89.0
Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	52,280,600	52,000,000
Preferred Shares Issued and Outstanding, Amount	$ 1,318.8	$ 1,277.7	$ 985.1
Fair value adjustment on WGL Acquisition (note 3)	4.1
Share issuance costs, net of taxes	$ (27.9)	$ (27.9)
Series A [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	5,511,220	5,511,220
Preferred Shares Issued and Outstanding, Amount	$ 137.8	$ 137.8
Series B [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	2,488,780	2,488,780
Preferred Shares Issued and Outstanding, Amount	$ 62.2	$ 62.2
Series C [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	8,000,000	8,000,000
Preferred Shares Issued and Outstanding, Amount	$ 205.6	$ 205.6
Series E [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	8,000,000	8,000,000
Preferred Shares Issued and Outstanding, Amount	$ 200.0	$ 200.0
Series G [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	8,000,000	8,000,000
Preferred Shares Issued and Outstanding, Amount	$ 200.0	$ 200.0
Series I [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	8,000,000	8,000,000
Preferred Shares Issued and Outstanding, Amount	$ 200.0	$ 200.0
Series K [Member] | Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	12,000,000	12,000,000
Preferred Shares Issued and Outstanding, Amount	$ 300.0	$ 300.0
$4.80 Series [Member] | Cumulative Preferred Stock [Member] | Washington Gas [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	150,000
Preferred Shares Issued and Outstanding, Amount	$ 19.7
$4.25 Series [Member] | Cumulative Preferred Stock [Member] | Washington Gas [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	70,600
Preferred Shares Issued and Outstanding, Amount	$ 9.4
$5.00 Series [Member] | Cumulative Preferred Stock [Member] | Washington Gas [Member]
Class of Stock [Line Items]
Preferred Shares Issued and Outstanding, Number of shares	60,000
Preferred Shares Issued and Outstanding, Amount	$ 7.9